Commitments (Tables)	12 Months Ended
Aug. 29, 2013
Commitments and Contingencies Disclosure [Abstract]
Minimum Future Operating Lease Commitments	As of August 29, 2013, minimum future rental commitments are as follows:

As of August 29, 2013	Operating Lease Commitments
2014	$22
2015	14
2016	12
2017	11
2018	10
2019 and thereafter	37
$106